Other Disclosures - Equity - Summary of Share Activity (Details) - Ordinary Shares - shares	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Classes Of Share Capital [Line Items]
Number of shares, Beginning of the period	34,697,703	19,984,799	19,939,564
Issuance of bonus shares as part of license agreement		20,650	26,060
Issuance of Matching Shares		31,250	19,175
Issuance of shares due to exercise of restricted share-units		11,921
Issuance of shares related to directed issue and private placement		7,032,937
Issuance of shares related to US listing		7,616,146
Number of shares, Ending of the period	34,952,241	34,697,703	19,984,799
Capital increase, issuance of Matching Shares, net of costs	170,131
Capital increase, Bonus Shares	22,553
Capital increase, issuance of sign-on bonus shares to former CEO	58,000
Capital increase, exercise of RSUs	3,854